STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Pre Funded Warrants
Schedule of Warrants

		Weighted-
		Average
	Number of	Exercise
	Shares	Price
Pre-funded warrants outstanding at January 1, 2023	61,945	$0.35
Issued	—
Exercised	(358)
Expired	—
Pre-funded warrants outstanding at December 31, 2023	61,587	$0.35